Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule Of Useful Lives For Amortization Of Intangible Assets
The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	(1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Customer backlog	(3)
Non-compete agreements	5 years

(1)	Each patent has its own legal expiration date and therefore its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. We begin amortizing patent costs incurred when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2012 will expire in years 2013 through 2032.

(2)	Trademarks and trade names of CTI are deemed to have an indefinite life and accordingly are not subject to annual amortization. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined. We expect to use CTS’ trademark through December 2013 and therefore the cost of CTS’ trademark is being amortized over that period.

(3)	Became fully amortized in 2012.

Net Income Per Common Share
Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2012	2011
Basic:
Net income (loss) (in thousands)	$(50,218)	$327
Weighted average shares	18,205,586	16,911,103
Basic income (loss) per common share	$(2.76)	$0.02
Diluted:
Income (loss) available to common stockholders for diluted income (loss) per common share (in thousands)	(50,218)	327
Weighted average shares	18,205,586	16,911,103
Effect of dilutive securities	0	1,559,535
Weighted average shares, as adjusted	18,205,586	18,470,638
Diluted income (loss) per common share	$(2.76)	$0.02

Common Shares Issuable upon Vesting or Exercise of Convertible Securities

The following potentially dilutive common share equivalents were excluded from the calculation of diluted net income (loss) per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2012	2011
Options and warrants	1,585,833	4,979,088
Restricted stock awards	75,292	0
Convertible notes payable	2,666,667	2,666,667